Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 862,564	$ 916,166
ECL coverage	0.35%	0.31%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,121,232	$ 1,094,326
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,106,715	1,080,458
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	662,901	653,846
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	287,595	287,424
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	93,064	92,334
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,646	26,752
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,551	23,805
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	165,904	165,320
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,535	2,408
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,498	4,849
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,077	8,753
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,994	2,966
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	72,267	71,897
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,947	$ 2,716
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.10%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 816,422	$ 874,662
ECL coverage	0.07%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,086,721	$ 1,062,771
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,072,204	1,048,903
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	629,774	624,137
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,949	276,377
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	85,357	86,954
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,146	22,954
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,553	19,883
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	165,537	164,874
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,934	1,860
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,726	3,570
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,139	7,609
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,740	2,677
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71,075	70,427
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,806	2,567
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 38,625	$ 34,346
ECL coverage	1.06%	1.12%
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 29,454	$ 26,546
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,454	26,546
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,344	25,155
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,978	9,599
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,292	5,261
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,839	2,886
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,601	2,521
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	169
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	550	501
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	772	1,274
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	869	1,025
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	121	130
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	926	1,247
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	48	53
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 6,712	$ 6,248
ECL coverage	26.87%	27.20%
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 4,482	$ 4,167
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,482	4,167
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,209	3,947
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,601	1,400
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	379	111
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	658	700
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	981	1,238
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	365	212
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	51	47
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	5
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	69	119
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86	92
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	268	220
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	93	95
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 804	$ 910
ECL coverage	26.79%	27.03%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 576	$ 841
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	576	841
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	574	607
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	67	49
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	35	8
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	213
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	416	163
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	64
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	46	67
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	3
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	668,402	659,086
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	380,860	379,949
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	51,982	52,387
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	235,559	226,750
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	287,730	287,548
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	93,130	92,401
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,312	27,514
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,670	24,873
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	165,962	165,384
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,588	2,456
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,592	4,943
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,089	8,771
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,139	3,102
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	46,207	39,344
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,982	2,750
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	632,947	627,051
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	359,374	363,401
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42,894	43,033
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	230,679	220,618
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,990	276,421
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	85,384	86,979
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,249	23,069
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,645	19,964
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	165,542	164,880
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,941	1,867
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,736	3,584
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,146	7,618
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,769	2,696
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	44,736	37,402
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,809	2,571
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,680	25,479
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,319	14,908
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,627	5,581
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,733	4,990
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,002	9,617
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,318	5,292
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,940	2,980
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,687	2,602
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	169
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	564	513
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	772	1,274
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	874	1,033
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	146	154
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,328	1,792
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	49	54
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,981	5,702
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,064	1,577
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,872	3,222
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,045	903
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,671	1,455
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	393	122
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,004	1,113
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,868	2,109
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	412	239
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83	76
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	86
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	69	119
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	183	184
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	90	73
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124	125
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	794	853
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	103	64
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	589	550
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	102	239
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	67	55
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	36	8
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	119	352
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	470	198
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	95
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42	68
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53	77
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,746)	(2,711)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,746)	$ (2,711)
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.38%	0.38%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.05%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.43%	3.49%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.24%	0.22%
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,510)	$ (2,490)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (135)	$ (124)
ECL coverage	0.05%	0.04%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (67)	$ (67)
ECL coverage	0.07%	0.07%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (666)	$ (762)
ECL coverage	2.44%	2.77%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,119)	$ (1,068)
ECL coverage	4.54%	4.29%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (57)	$ (64)
ECL coverage	0.03%	0.04%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (53)	$ (48)
ECL coverage	2.04%	1.97%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (101)	$ (94)
ECL coverage	1.80%	1.90%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (17)
ECL coverage	0.12%	0.20%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (146)	$ (136)
ECL coverage	4.64%	4.39%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.34%	0.28%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (141)	$ (124)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (35)	$ (34)
ECL coverage	1.18%	1.25%
Allowance for expected credit loss | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.79%	0.76%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.78%	0.80%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	0.71%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.81%	0.80%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.17%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.12%	0.20%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.83%	1.52%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.10%
Allowance for expected credit loss | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.16%	0.15%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (397)	$ (392)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (397)	$ (392)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.45%	0.46%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (364)	$ (353)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (41)	$ (44)
ECL coverage	0.01%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (26)	$ (26)
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (103)	$ (116)
ECL coverage	0.44%	0.50%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (92)	$ (80)
ECL coverage	0.47%	0.40%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (5)	$ (6)
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (7)
ECL coverage	0.37%	0.37%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (9)	$ (8)
ECL coverage	0.20%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (9)
ECL coverage	0.08%	0.12%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (29)	$ (19)
ECL coverage	1.03%	0.70%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (31)	$ (29)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (4)	$ (3)
ECL coverage	0.13%	0.12%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (333)	$ (314)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (333)	$ (314)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.00%	1.07%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.25%	0.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.33%	3.13%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.36%	0.97%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (286)	$ (271)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (23)	$ (18)
ECL coverage	0.19%	0.19%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (26)	$ (30)
ECL coverage	0.35%	0.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (101)	$ (94)
ECL coverage	3.45%	3.15%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (86)	$ (81)
ECL coverage	3.20%	3.10%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (13)	$ (12)
ECL coverage	2.33%	2.34%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (4)	$ (8)
ECL coverage	0.50%	0.77%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (24)
ECL coverage	16.96%	15.90%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.56%	0.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (15)	$ (9)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (1)
ECL coverage	1.95%	1.41%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,739)	$ (1,715)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,739)	$ (1,715)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.07%	29.11%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.04%	4.18%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	42.92%	39.86%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.70%	34.25%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,648)	$ (1,629)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (70)	$ (55)
ECL coverage	4.17%	3.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (14)	$ (11)
ECL coverage	3.51%	8.71%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (346)	$ (413)
ECL coverage	34.49%	37.11%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (886)	$ (872)
ECL coverage	47.46%	41.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (47)	$ (27)
ECL coverage	11.37%	11.40%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (33)	$ (29)
ECL coverage	39.05%	38.67%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (88)	$ (80)
ECL coverage	0.00%	93.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (97)	$ (92)
ECL coverage	52.95%	50.12%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	76.36%	67.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (91)	$ (86)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (31)	$ (30)
ECL coverage	24.65%	24.31%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (277)	$ (289)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (277)	$ (289)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	26.69%	27.82%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.42%	10.79%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.91%	31.77%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	39.47%	23.28%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (212)	$ (237)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (6)
ECL coverage	0.87%	11.62%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ 0
ECL coverage	2.43%	5.40%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (116)	$ (139)
ECL coverage	97.50%	39.56%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (54)	$ (36)
ECL coverage	11.57%	17.93%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (5)	$ (31)
ECL coverage	69.72%	32.46%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (4)	$ (6)
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 4	$ 0
ECL coverage	0.00%	0.58%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	67.10%	24.84%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3)	$ 0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%